Income tax (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss	$ 14,997,873	$ 12,702,731
Stock options	7,450,914	5,922,550
Federal tax credits	336,475	303,556
Basis difference in intangible and fixed assets	963,784	(206,925)
Accrued payroll	11,203	169,242
Capital loss	350,526
Valuation allowance	(24,110,775)	(18,891,154)
Deferred tax assets, net